Fair Value Measurements (Restricted Time Deposits, Narrative) (Details) - Fair Value, Measurements, Recurring [Member] - Changyou [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest income from restricted time deposits	$ 0.5	$ 1.0
Interest expense on bank loans	$ 2.1	$ 1.4